Segment reporting	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Segment reporting
19.	Segment reporting
The condensed consolidated interim financial data presented in these financial statements is reviewed regularly by the Company’s chief operating decision maker (“CODM”) for making strategic decisions, allocations resources and assessing performance. The Corporation’s CODM is its Chief Executive Officer.
During the three and six months ended April 30, 2022, the Company operated in Canada and the United States. Management has concluded that the customers, and the nature and method of distribution of goods and services delivered, if any, to these geographic regions are similar in nature. The risks and returns across the geographic regions are not dissimilar; therefore, the Company operates as a single operating segment.
The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
Revenues
Six months ended April 30, 2022	3,771,437	8,719,756	12,491,193
Six months ended April 30, 2021	1,205,384	69,240	1,274,624
Non-current assets
Six months ended April 30, 2022	14,894,897	87,903,817	102,798,714
Year ended October 31, 2021	15,476,877	37,922,346	53,399,223

The Company does not currently have active operations in any other geographical regions.

20.	Segment reporting
The consolidated financial data presented in these financial statements is reviewed regularly by the Company’s chief operating decision maker (“CODM”) for making strategic decisions, allocations resources and assessing performance, in consultation with the Board of Directors. The Corporation’s CODM is its Chief Executive Officer.
During the twelve months ended October 31, 2021, the Company operated in Canada and began operations in the United States. Management has concluded that the customers, and the nature and method of distribution of goods and services delivered, if any, to these geographic regions are similar in nature. The risks and returns across the geographic regions are not dissimilar; therefore, the Company operates as a single operating segment.
The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
For the Year Ended October 31, 2021
Revenue	2,999,249	4,375,627	7,374,876
Non-current assets	15,476,877	37,922,346	53,399,223

For the Year Ended October 31, 2020
Revenue	792,254	—	792,254
Non-current assets	3,395,049	6,066,619	9,461,668

For the Year Ended October 31, 2019
Revenue	48,160	—	48,160
Non-current assets	1,060,792	—	1,060,792

The Company does not currently have active operations in other geographical regions.

The following is a summary of the Company’s main customers:

	Year Ended October 31,
	2021	2020	2019
	%	%	%
Revenue
Customer A	42%	67%	0%
Customer B	52%	0%	0%
Accounts Receivable
Customer A	53%	90%	0%
Customer B	45%	0%	0%